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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Thayer | Hidden Creek Partners, L.L.C.
                 -------------------------------
   Address:      1455 Pennsylvania Avenue, NW
                 -------------------------------
                 Suite 350
                 -------------------------------
                 Washington, DC 20004
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Lisa M. Costello
         -------------------------------
Title:          Chief Financial Officer
         -------------------------------
Phone:          202-371-0150
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Lisa M. Costello           Washington, DC    February 10, 2011
   -------------------------------    -----------------  -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                        --------------------

Form 13F Information Table Entry Total:         4
                                        --------------------

Form 13F Information Table Value Total:         508,291
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number       Name

       1      28-                        TC Equity Partners IV, L.L.C.
    ------       -----------------       ---------------------------------

       2      28-                        TC Equity Partners V, L.L.C.
    ------       -----------------       ---------------------------------

       3      28-                        Thayer | Hidden Creek Management, L.P.
    ------       -----------------       --------------------------------------




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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------  ----- ---------- -----
IESI BFC Ltd                  COM          44951D108  265,021 10,906,195 SH             DEFINED     1, 3           10,906,195

Mistras Group Inc.            COM          60649T107   37,264  2,764,401 SH             DEFINED     1, 3            2,764,401

Roadrunner Trnsn Svcs Hldg I  COM          76973Q105  168,201 11,632,192 SH             DEFINED     2, 3           11,632,192

Roadrunner Trnsn Svcs Hldg I  COM          76973Q105   37,805  2,614,433 SH             DEFINED       3             2,614,433
